Share-Based Payments - Data Related to All Performance Share Awards (PSAs) (Details) - Performance Shares [Member] shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Employee shares	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested | $	[1]	$ 4	$ 58	$ 9
Total compensation cost related to nonvested awards not yet recognized, pre-tax | $		$ 41	$ 34	$ 30
Weighted-average period over which nonvested award cost is expected to be recognized (years)		1 year 9 months 18 days	1 year 9 months 18 days	1 year 9 months 18 days
Number of shares modified to accelerate vesting | shares			1.1
Number of employees affected by plan modification | Employee			90
Number of shares scheduled for near-term vesting | shares			1.1

[1]	Includes the 2018 modification of a few PSAs to a few employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial. Includes the 2017 modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for 1.1 million PSAs. These shares were paid in the first quarter of 2018.